Consolidated statements of changes in equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [member]	Total Reserves [Member]	Deficit [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 141,040,654	$ 21,830,405	$ 715,968	$ 22,546,373	$ (94,422,179)	$ 69,164,848
Beginning balance, shares at Dec. 31, 2022	137,221,408
IfrsStatementLineItems [Line Items]
Share-based payments		810,150		810,150		810,150
Total comprehensive income for the year					(64,148,145)	(64,148,145)
Ending balance, value at Dec. 31, 2023	$ 141,040,654	22,640,555	715,968	23,356,523	(158,570,324)	5,826,853
Ending balance, shares at Dec. 31, 2023	137,221,408
IfrsStatementLineItems [Line Items]
Total comprehensive income for the year					(2,875,061)	(2,875,061)
Ending balance, value at Dec. 31, 2024	$ 141,040,654	22,640,555	715,968	23,356,523	(161,445,385)	2,951,792
Ending balance, shares at Dec. 31, 2024	137,221,408
IfrsStatementLineItems [Line Items]
Share-based payments		128,000		128,000		128,000
Total comprehensive income for the year					2,989,046	2,989,046
Options exercised	$ 8,000					8,000
Options exercised, shares	50,000
Fair value of cash share options transferred to share capital	$ 6,000	(6,000)		(6,000)
Shares issued on cashless exercise of options
Shares issued on cashless exercise of options, shares	91,773
Shares issuance cost on cashless exercise of options	$ (9,810)					(9,810)
Fair value of cashless share options transferred to share capital	60,000	(60,000)		(60,000)
Ending balance, value at Dec. 31, 2025	$ 141,104,844	$ 22,702,555	$ 715,968	$ 23,418,523	$ (158,456,339)	$ 6,067,028
Ending balance, shares at Dec. 31, 2025	137,363,181